UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND

(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Worldwide Absolute Return Fund
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.
Worldwide Emerging Markets Fund
Schedule of Investments
March 31, 2007 (unaudited)

Number
of Shares			Value
COMMON STOCK: 91.3%
Argentina: 2.2%
185,000	Inversiones y Representaciones S.A. (GDR) *		$3,539,050
65,000	Tenaris S.A. (ADR)		2,983,500
			6,522,550

Brazil: 11.6%
100,000,000	AES Tiete S.A.		3,154,880
269,532	Cia Vale de Rio Doce		8,424,919
1,048,837	Investimentos Itau S.A.		5,854,305
50,000	Localiza Rent A CAR		1,530,117
105,000	Petroleo Brasileiro S.A. (ADR)		10,448,550
208,000	Saraiva S.A. Livreiros Editores *		2,518,856
115,000	Vivax S.A.*		2,595,496
			34,527,123

China: 2.5%
2,200,000	China Green holdings Ltd. #		1,687,395
3,750,000	Harbin Power Equipment #		4,225,373
6,820,000	Shanghai Real Estate Group Ltd. #		1,699,815
			7,612,583

Hong Kong: 6.1%
2,000,000	Chen Hsong Holdings #		1,299,628
3,997,000	CNOOC Ltd. #		3,498,325
1,140,000	Kingboard Chemical Holdings Ltd. #		4,787,057
1,291,000	Lifestyle International
	Holdings Ltd. #		3,871,595
6,021,000	PYI Corp. #		2,670,944
3,500,000	Samson Holding Ltd. #		2,001,781
			18,129,330

Hungary: 1.4%
95,000	OTP Bank PCL #		4,311,724

India: 7.8%
360,000	GVK Power & Infrastructure Ltd. #		2,810,513
371,500	Hirco PLC (GBP) *		2,953,466
345,000	Mahindra & Mahindra Ltd. #		6,168,143
157,000	Panacea Biotec Ltd. #		1,486,883
145,000	Reliance Capital Ltd. #		2,221,947
127,000	Suzlon Energy Ltd. #		2,909,515
155,000	Tata Tea Ltd. #		2,159,373
1,045,000	Welspun-Gujarat Stahl Ltd. #		2,487,153
			23,196,993

Indonesia: 1.8%
8,464,000	Berlian Laju Tanker Tbk PT #		1,739,052
1,500,000	Perusahaan Gas Negara
	Tbk PT #		1,529,107
3,000,000	Straits Asia Resources Ltd.*		2,056,487
			5,324,646

Israel: 0.8%
1,100,000	Israel Discount Bank Ltd. * #		2,311,730

Kazakhstan: 0.5%
65,000	Halyk Savings Bank Kazakhstan * R		1,560,000

Malaysia: 1.7%
1,535,700	KNM Group BHD #		5,021,309

Mexico: 4.1%
85,000	America Movil S.A.
	de C.V. (ADR)		4,062,150
18,000	Fomento Economico
	Mexico S.A. (ADR)		1,987,020
905,000	Grupo Financiero
	Banorte S.A. de C.V.		4,283,854
500,000	Urbi Desarrollos Urbanos
	S.A. de C.V. *		2,083,664
			12,416,688

Nigeria: 0.3%
4,000,000	Guaranty Trust Bank		1,007,581

Pakistan: 0.4%
330,000	Adamjee Insurance Co. Ltd. #		1,071,351

Panama: 1.8%
103,000	Copa Holdings S.A. (ADR)		5,303,470

Philippines: 2.1%
91,000,000	Megaworld Corp.* #		6,286,162

Poland: 0.3%
212,000	Multimedia Polska S.A.*		959,409

Russia: 4.3%
100,000	LUKOIL (ADR)		8,640,000
60,000	OAO Gazprom (ADR) #		2,512,684
5,000	Vismpo-Avisma Corp. (USD) #		1,589,900
			12,742,584

Singapore: 3.6%
1,500,000	CSE Global Ltd. #		1,490,156
978,000	Datacraft Asia Ltd. (USD) * #		1,081,414
515,000	Ezra Holdings Ltd. #		1,833,566
632,000	Goodpack Ltd. * #		628,002
31,250	Goodpack Ltd. Warrants
	(SGD 1.00, expiring 4/13/07) *		8,342
3,700,000	Tat Hong Holdings Ltd. #		3,356,817
1,300,000	Wilmar International Ltd. #		2,353,838
			10,752,135
South Africa: 8.2%
501,000	African Bank
	Investments Ltd. #		2,089,730
180,000	Bidvest Group Ltd. * #		3,424,273
2,269,200	FirstRand Ltd. #		7,655,160
175,000	Naspers Ltd. * #		4,216,875
390,000	Spar Group Ltd. * #		2,673,630
150,000	Standard Bank Group Ltd. #		2,203,392
115,775	Sun International Ltd. #		2,197,713
			24,460,773

South Korea: 13.3%
41,800	Core Logic, Inc. #		1,020,124
87,000	Hynix Semiconductor, Inc. * #		2,983,871
69,500	Hyundai Mobis #		5,963,352
100,800	Hyunjin Materials Co. Ltd. * #		2,507,408
49,000	Kookmin Bank #		4,406,349
60,000	LS Industrial Systems
	Co. Ltd.* #		2,221,949
12,950	Samsung Electronics Co. Ltd. #		7,721,095
181,000	SFA Engineering Corp. #		6,730,909
96,463	Taewoong Co. Ltd. #		3,315,530
125,000	Woori Finance Holdings Co. Ltd. #		3,023,178
			39,893,765

Taiwan: 11.5%
810,637	Advantech Co. Ltd. #		2,585,953
439,693	Catcher Technology Co. Ltd. #		3,439,893
440,000	ChipMOS TECHNOLOGIES
	Bermuda Ltd. (USD) *		3,040,400
179,500	Foxconn Technology Co. Ltd. #		2,029,281
1,583,566	Gemtek Technology Corp. #		3,915,728
1,254,123	HON HAI Precision
	Industry Co. Ltd. #		8,379,983
4,347,448	King Yuan Electronics Co. Ltd. #		3,626,964
101,867	Novatek Microelectronics
	Corp. Ltd. #		438,965
442,000	Powertech Technology #		1,703,801
1,750,000	Uni-President
	Enterprises Corp. #		1,672,195
2,090,500	ZyXEL Communications
	Corp. #		3,452,799
			34,285,962

Thailand: 1.9%
256,000	Banpu PCL #		1,464,143
5,689,760	Minor International PCL		1,787,700
668,976	Minor International PCL
	Warrants (THB 6.00,
	expiring 3/29/08) *		95,541
1,350,000	Thai Oil PCL *		2,255,784
			5,603,168

Turkey: 2.2%
500,000	Asya Katilim Bankasi A.S. * #		2,821,936
179,999	Enka Insaat ve Sanayi A.S. #		2,430,310
1,249,999	GSD Holding * #		1,136,412
69,200	Usas Ucak Servisi #		279,581
			6,668,239

Ukraine: 0.9%
175,000	XXI Century Investments
	Public Ltd. (GBP)* #		2,731,510
Total Common Stocks
(Cost: $159,205,365)			272,700,785

PREFERRED STOCKS: 1.8%

Brazil: 1.8%
96,000	Cia Vale de Rio Doce (ADR)		3,002,880
77,600	Petroleo Brasileiro S.A.		1,735,576
125,000	Randon Participacoes S.A.		764,452
Total Preferred Stocks
(Cost: $1,137,333)			5,502,908

		Principal
		Amount
REPURCHASE AGREEMENT: 3.3%
State Street Bank & Trust Co.
4.30% (dated 3/30/07, due 4/2/07,
repurchase price $9,776,502
collateralized by $10,215,000
Federal Home Loan Bank, 3.25%,
due 2/15/09 with a value of
$9,972,394) (Cost: $9,773,000)		$9,773,000	9,773,000

Total Investments: 96.4%
(Cost: $170,115,698)			287,976,693
Other assets less liabilities: 3.6%			10,577,969
NET ASSETS: 100.0%			$ 298,554,662

Glossary:
ADR American Depositary Receipt
GBP British Pound
GDR Global Depositary Receipt
SGD Singapore Dollar
THB Thai Baht
USD United States Dollar

The aggregate cost of investments owned for Federal income tax purposes is $172,860,958, and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation			$117,875,244
Gross Unrealized Depreciation			(2,759,509)
Net Unrealized Appreciation			$115,115,735

*	Non-income producing
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $189,566,244 which represented 63.5% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, this security is considered liquid and the market value amounted to $1,560,000 or 0.5% of net assets.

	Restricted security held by the Fund is as follows:
		Acquisition	Acquisition	Market	% of
	Security	Date	Cost	Value	Net Assets
	Halyk Savings Bank Kazakhstan	3/8/2007	$1,510,084	$1,560,000	0.5%

Summary of	% of
Investments by Industry	Investments	Value
Basic Materials	6.7%	$ 19,198,356
Capital Goods	1.1	3,154,880
Communications	7.5	21,721,313
Consumer Cyclical	11.8	33,873,807
Consumer Non-cyclical	5.8	16,631,865
Diversified	3.2	9,278,578
Energy	11.3	32,611,550
Financial	19.3	55,614,532
Industrial	19.5	56,158,705
Technology	8.9	25,620,487
Utilities	1.5	4,339,620
Total Foreign Common and Preferred Stocks	96.6	278,203,693
Repurchase Agreement	3.4	9,773,000
	100.0%	$ 287,976,693

Security Valuation--Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds pricing time (4:00 p.m. Eastern Time) but after the close of the securities primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (points) which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Emerging Markets Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Emerging Markets Fund

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Emerging Markets Fund

Date: May 29, 2007

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Emerging Markets Fund

Date: May 29, 2007